Other income	12 Months Ended
Dec. 31, 2022
Other income

4. Other income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Grant income	-	6,381	547,928
Other income	-	-	21,272
	-	6,381	569,200

Grant income received in the years ended December 31, 2022, 2021 and 2020 was represented by payments under the Coronavirus Job Retention Scheme. Grant income received in the year ended December 31, 2020 was represented by research and development related grant funding.

Unrealized exchange differences in the period relate to retranslation of the US dollar denominated convertible loan notes as at the period end.

Other income includes research and development tax credits totaling £Nil (2021: £Nil and 2020: £6,772).